CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ (21,590)	$ (166)	$ 7,811
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	12,244	11,692	10,196
Share-based compensation	34,022	27,353	17,574
Loss (gain) on sale of marketable securities	243	(68)	(438)
Amortization of premiums, accretion of discounts and accrued interest on marketable securities, net	1,754	2,345	2,720
Changes in accrued interest on bank deposits	(3,265)	(2,480)	2,424
Increase (decrease) in accrued severance pay, net	(299)	219	468
Decrease (increase) in trade receivables, net	(2,515)	(4,561)	3,657
Changes in deferred income taxes, net	(551)	(1,986)	(3,466)
Decrease (increase) in other assets and prepaid expenses	246	(374)	(4,625)
Decrease (increase) in inventories	(4,116)	152	2,355
Increase (decrease) in trade payables	(2,166)	2,154	428
Increase (decrease) in deferred revenues	(14,951)	13,475	20,063
Increase (decrease) in other payables and accrued expenses	(1,415)	(14,054)	12,238
Operating lease right-of-use assets	3,934	6,033	5,532
Operating lease liabilities	(5,075)	(7,586)	(5,163)
Net cash provided by (used in) operating activities	(3,500)	32,148	71,774
Cash flows from investing activities:
Purchase of property and equipment	(5,429)	(8,814)	(5,603)
Proceeds from other long-term assets	66	35	49
Proceeds from (investing in) bank deposits	81,031	(13,377)	24,448
Purchase of marketable securities	(33,274)	(49,217)	(88,300)
Proceeds from maturity of marketable securities	46,177	34,589	59,980
Proceeds from sale of marketable securities	4,208	10,766	17,275
Payment for the business acquisition of SecurityDAM Ltd. (“SecurityDAM”)	0	(30,000)	0
Net cash provided by (used in) investing activities	92,779	(56,018)	7,849
Cash flows from financing activities:
Proceeds from exercise of share options	371	2,034	10,590
Payment of contingent consideration related to acquisition	(2,063)	0	0
Proceeds from issuance of Preferred A shares in subsidiary	0	35,000	0
Repurchase of ordinary shares	(63,234)	(59,492)	(52,471)
Net cash used in financing activities	(64,926)	(22,458)	(41,881)
Increase (decrease) in cash and cash equivalents	24,353	(46,328)	37,742
Cash and cash equivalents at the beginning of the year	46,185	92,513	54,771
Cash and cash equivalents at the end of the year	70,538	46,185	92,513
Supplemental disclosure of cash flow information:
Cash paid during the year for taxes on income	4,000	18,069	2,748
Non-cash investing activities:
Right-of-use assets recognized with corresponding lease liabilities	$ 1,633	$ 4,282	$ 2,538